Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
As of December 31, 2024 and 2023, cash and cash equivalents are detailed as follows:

Cash	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Cash on hand	663	33
Cash in banks	925,380	676,282
Other demand deposits	—	709
Total Cash	926,043	677,024

Cash equivalents	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Short-term deposits, classified as cash equivalents	322,500	23,545
Short-term investments, classified as cash equivalents	129,308	340,800
Total cash equivalents	451,808	364,345
Total cash and cash equivalents	1,377,851	1,041,369

Schedule of short-term investments
As of December 31, 2024 and 2023, the short-term investments classified as cash equivalents relate to mutual funds (investment liquidity funds) for investments in:

Institution	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Legg Mason - Western Asset Institutional Cash Reserves	122,337	312,924
JP Morgan US dollar Liquidity Fund Institutional	1,974	22,845
Banco Crédito e Inversiones	4,997	5,031
Total	129,308	340,800

Schedule of restricted cash balances	As of December 31, 2024 and 2023, pledged assets are as follows:

Restricted cash balances	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Isapre Norte Grande Ltda.	942	950
Total	942	950

Schedule of detailed information about short-term deposits
The detail at the end of each balance date is as follows:

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2024
						ThUS$	ThUS$	ThUS$
Banco de Chile	Fixed term	Dollar	0.43%	12-03-2024	01-06-2025	1,000	4	1,004
Banco de Chile	Fixed term	Dollar	0.08%	12-27-2024	01-03-2025	5,300	3	5,303
Banco Estado	Fixed term	Dollar	0.45%	12-10-2024	01-13-2025	500	1	501
Banco Estado	Fixed term	Dollar	0.40%	12-13-2024	01-13-2025	1,000	2	1,002
Banco Estado	Fixed term	Dollar	0.36%	12-16-2024	01-13-2025	500	1	501
Banco Estado	Fixed term	Dollar	0.27%	12-23-2024	01-13-2025	2,000	2	2,002
Banco Estado	Fixed term	Dollar	0.34%	12-26-2024	01-21-2025	50,000	39	50,039
Banco Estado	Fixed term	Dollar	0.34%	12-26-2024	01-21-2025	50,000	39	50,039
Banco Crédito e Inversiones	Fixed term	Dollar	0.46%	12-09-2024	01-13-2025	1,000	3	1,003
Banco Santander	Fixed term	Dollar	0.25%	12-24-2024	01-13-2025	500	—	500
Banco Santander	Fixed term	Dollar	0.09%	12-27-2024	01-03-2025	4,500	2	4,502
Banco Santander	Fixed term	Peso	0.44%	12-26-2024	01-14-2025	99,452	88	99,540
Scotiabank Chile	Fixed term	Dollar	0.32%	12-19-2024	01-13-2025	500	1	501
Scotiabank Chile	Fixed term	Dollar	0.18%	12-30-2024	01-13-2025	800	—	800
Scotiabank Chile	Fixed term	Peso	0.10%	12-26-2024	01-02-2025	2,509	2	2,511
Scotiabank Chile	Fixed term	Peso	0.10%	12-27-2024	01-03-2025	1,806	1	1,807
Scotiabank Chile	Fixed term	Peso	0.10%	12-30-2024	01-06-2025	1,505	—	1,505
Scotiabank Chile	Fixed term	Peso	0.45%	12-26-2024	01-28-2025	99,352	88	99,440
Total						322,224	276	322,500

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2023
						ThUS$	ThUS$	ThUS$
Banco Santander	Fixed term	Dollar	0.39%	12-11-2023	01-05-2024	5,000	16	5,016
Banco Santander	Fixed term	Dollar	0.28%	12-21-2023	01-08-2024	1,300	2	1,302
Banco Crédito e Inversiones	Fixed term	Dollar	0.80%	12-28-2023	02-16-2024	1,000	—	1,000
Itaú Corpbanca	Fixed term	Dollar	0.27%	12-18-2023	01-05-2024	3,000	6	3,006
Itaú Corpbanca	Fixed term	Dollar	0.54%	12-04-2023	01-08-2024	2,000	8	2,008
Scotiabank Sud Americano	Fixed term	Dollar	0.45%	12-18-2023	01-16-2024	2,700	5	2,705
Scotiabank Sud Americano	Fixed term	Dollar	0.23%	12-20-2023	01-04-2024	2,200	4	2,204
Scotiabank Sud Americano	Fixed term	Dollar	0.16%	12-29-2023	01-05-2024	1,140	1	1,141
Scotiabank Sud Americano	Fixed term	Dollar	0.78%	12-13-2023	01-31-2024	700	2	702
Banco de Chile	Fixed term	Dollar	0.70%	12-27-2023	02-09-2024	1,850	1	1,851
Banco de Chile	Fixed term	Dollar	1.02%	12-04-2023	02-05-2024	1,300	6	1,306
Banco de Chile	Fixed term	Dollar	0.77%	12-14-2023	01-31-2024	1,300	4	1,304
Total						23,490	55	23,545